Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Basis of Presentation and Summary of Significant Accounting Policies
PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:  The accompanying consolidated financial statements, which are prepared in accordance with generally accepted accounting principles (GAAP) include the accounts of TSYS and its wholly- and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements.

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES:  Factors that could affect the Company's future operating results and cause actual results to vary materially from expectations include, but are not limited to, lower than anticipated growth from existing clients, an inability to attract new clients and grow internationally, loss of a major customer or other significant client, loss of a major supplier, an inability to grow through acquisitions or successfully integrate acquisitions, an inability to control expenses, technology changes, the impact of the application of and/or changes in accounting principles, financial services consolidation, changes in regulatory requirements, a decline in the use of cards as a payment mechanism, disruption of the Company's international operations, breach of the Company's security systems, a decline in the financial stability of the Company's clients and uncertain economic conditions. Negative developments in these or other risk factors could have a material adverse effect on the Company's financial position, results of operations and cash flows.

The Company has prepared the accompanying consolidated financial statements in conformity with U.S. GAAP. The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. These estimates and assumptions are developed based upon all information available. Actual results could differ from estimated amounts.

ACQUISITIONS - PURCHASE PRICE ALLOCATION

ACQUISITIONS — PURCHASE PRICE ALLOCATION:  TSYS' purchase price allocation methodology requires the Company to make assumptions and to apply judgment to estimate the fair value of acquired assets and liabilities. TSYS estimates the fair value of assets and liabilities based upon appraised market values, the carrying value of the acquired assets and widely accepted valuation techniques, including the cost approach, discounted cash flows and market multiple analyses. Management determines the fair value of fixed assets and identifiable intangible assets such as developed technology or customer relationships, and any other significant assets or liabilities. TSYS adjusts the purchase price allocation, as necessary, up to one year after the acquisition closing date as TSYS obtains more information regarding asset valuations and liabilities assumed. Unanticipated events or circumstances may occur which could affect the accuracy of the Company's fair value estimates, including assumptions regarding industry economic factors and business strategies, and may result in an impairment or a new allocation of purchase price.

TSYS may allocate part of the purchase price of future acquisitions to contingent consideration as required by GAAP for business combinations. The fair value calculation of contingent consideration will involve a number of assumptions that are subjective in nature and which may differ significantly from actual results. TSYS may experience volatility in its earnings to some degree in future reporting periods as a result of these fair value measurements.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS: Cash on hand and investments with a maturity of three months or less when purchased are considered to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE:  Accounts receivable balances are stated net of allowances for doubtful accounts and billing adjustments.

TSYS records an allowance for doubtful accounts when it is probable that the accounts receivable balance will not be collected. When estimating the allowance for doubtful accounts, the Company takes into consideration such factors as its day-to-day knowledge of the financial position of specific clients, the industry and size of its clients, the overall composition of its accounts receivable aging, prior history with specific customers of accounts receivable write-offs and prior experience of allowances in proportion to the overall receivable balance. This analysis includes an ongoing and continuous communication with its largest clients and those clients with past due balances. A financial decline of any one of the Company's large clients could have a material adverse effect on collectability of receivables and thus the adequacy of the allowance for doubtful accounts.

Increases in the allowance for doubtful accounts are recorded as charges to bad debt expense and are reflected in selling, general and administrative expenses in the Company's Consolidated Statements of Income. Write-offs of uncollectible accounts are charged against the allowance for doubtful accounts.

TSYS records an allowance for billing adjustments for actual and potential billing discrepancies. When estimating the allowance for billing adjustments, the Company considers its overall history of billing adjustments, as well as its history with specific clients and known disputes. Increases in the allowance for billing adjustments are recorded as a reduction of revenues in the Company's Consolidated Statements of Income and actual adjustments to invoices are charged against the allowance for billing adjustments.

UP-FRONT DISTRIBUTOR PAYMENTS

UP-FRONT DISTRIBUTOR PAYMENTS: The Company makes up-front contractual payments to third-party distribution partners. The Company assesses each up-front payment to determine whether it meets the criteria of an asset as defined by U.S. GAAP. If these criteria are met, the Company capitalizes the up-front payment and recognizes the capitalized amount as expense ratably over the benefit period, which is generally the contract period. If the contract requires the distributor to perform specific acts (i.e., achieve a sales goal) and no other conditions exist for the distributor to earn or retain the up-front payment, then the Company capitalizes the payment and recognizes it as an expense when the performance conditions have been met. Up-front distributor payments are classified on the Consolidated Balance Sheet as other non-current assets and recorded as a cost of services in the Consolidated Statements of Income.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT:  Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Buildings and improvements are depreciated over estimated useful lives of 5-40 years, computer and other equipment over estimated useful lives of 2-5 years, and furniture and other equipment over estimated useful lives of 3-15 years. The Company evaluates impairment losses on long-lived assets used in operations in accordance with the provisions of GAAP.    All ordinary repairs and maintenance costs are expensed as incurred. Maintenance costs that extend the asset life are capitalized and amortized over the remaining estimated life of the asset.

LICENSED COMPUTER SOFTWARE

LICENSED COMPUTER SOFTWARE: The Company licenses software that is used in providing services to clients. Licensed software is obtained through perpetual licenses, term licenses, site licenses and through agreements based on processing capacity. Perpetual and site licenses are amortized using the straight-line method over their estimated useful lives which range from three to ten years. Term licenses are amortized over the term of the agreement. Mainframe software that is licensed based on processing capacity is amortized using a units-of-production basis over the estimated useful life of the software, generally not to exceed ten years. At each balance sheet date, the Company evaluates impairment losses on long-lived assets used in operations in accordance with GAAP.

ACQUISITION TECHNOLOGY INTANGIBLES

ACQUISITION TECHNOLOGY INTANGIBLES:  These identifiable intangible assets are software technology assets resulting from acquisitions. These assets are amortized using the straight-line method over periods not exceeding their estimated useful lives, which range from five to nine years. GAAP requires that intangible assets with estimated useful lives be amortized over their respective estimated useful lives to their residual values, and reviewed for impairment. Acquisition technology intangibles’ net book values are included in computer software, net in the accompanying balance sheets. Amortization expenses are charged to cost of services in the Company's Consolidated Statements of Income.

SOFTWARE DEVELOPMENT COSTS

SOFTWARE DEVELOPMENT COSTS:   Software development costs are capitalized once technological feasibility of the software product has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when the Company has completed a detailed program design and has determined that a product can be produced to meet its design specifications, including functions, features and technical performance requirements. Capitalization of costs ceases when the product is generally available to clients. In evaluating software development costs for recoverability, expected cash flows are estimated by management should events indicate a loss may have been triggered. The Company evaluates the unamortized capitalized costs of software development, the impairment of which is determined by expected undiscounted future operating cash flows of the software as compared to the carrying amount of the software product. The amount by which the unamortized software development costs exceed the lower of the carrying amount or fair value is written off in the period that such determination is made. If the actual cash flows are not consistent with the Company's estimates, a material write-off may result and net income may be materially different than was initially recorded. Assumptions and estimates about future cash flows and remaining useful lives of software are complex and subjective. They can be affected by a variety of factors, including industry and economic trends, changes in the Company’s business strategy and changes in the internal forecasts. The amount by which the unamortized software development costs exceed the net realizable value is written off in the period that such determination is made. Software development costs are amortized using the straight-line method over its estimated useful life, which ranges from three to ten years.

The Company also develops software that is used internally. These software development costs are capitalized in accordance with GAAP. Internal-use software development costs are capitalized once: (1) the preliminary project stage is completed, (2) management authorizes and commits to funding a computer software project, and (3) it is probable that the project will be completed and the software will be used to perform the function intended. Costs incurred prior to meeting the qualifications are expensed as incurred. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Internal-use software development costs are amortized using the straight-line method over its estimated useful life which ranges from three to ten years. Software development costs may become impaired in situations where development efforts are abandoned due to the viability of the planned project becoming doubtful or due to technological obsolescence of the planned software product.

CONTRACT ACQUISITION COSTS

CONTRACT ACQUISITION COSTS:  The Company capitalizes contract acquisition costs related to signing or renewing long-term contracts and costs related to cash payments for rights to provide processing services. The Company capitalizes internal conversion costs in accordance with GAAP. All costs incurred prior to a signed agreement are expensed as incurred.

Contract acquisition costs are amortized using the straight-line method over the expected customer relationship (contract term) beginning when the client's cardholder accounts are converted and producing revenues. The amortization of contract acquisition costs associated with cash payments for client incentives is included as a reduction of revenues in the Company's Consolidated Statements of Income. The amortization of contract acquisition costs associated with conversion activity is recorded as cost of services in the Company's Consolidated Statements of Income.

In evaluating contract acquisition costs for recoverability, expected cash flows are estimated by management should events indicate a loss may have been triggered. The Company evaluates the carrying value of contract acquisition costs associated with each customer for impairment on the basis of whether these costs are fully recoverable from either contractual minimum fees (conversion costs) or from expected undiscounted net operating cash flows of the related contract (cash incentives paid). The determination of expected undiscounted net operating cash flows requires management to make estimates. If the actual cash flows are not consistent with the Company's estimates, a material impairment charge may result and net income may be materially different than was initially recorded. These costs may become impaired with the loss of a contract, the financial decline of a client, termination of conversion efforts after a contract is signed, diminished prospects for current clients or if the Company's actual results differ from its estimates of future cash flows. The amount of the impairment is written off in the period that such a determination is made.

EQUITY METHOD INVESTMENTS

EQUITY METHOD INVESTMENTS:  TSYS' 49% investment in Total System Services de México, S.A. de C.V. (TSYS de México), an electronic payment processing support operation located in Toluca, México, is accounted for using the equity method of accounting, as is TSYS' 44.56% investment in China UnionPay Data Co., Ltd. (CUP Data) headquartered in Shanghai, China. TSYS' equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments.

GOODWILL

GOODWILL:  Goodwill results from the excess of cost over the fair value of net assets of businesses acquired. Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually. Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values. Equity investment goodwill, which is not reported as goodwill in the Company's Consolidated Balance Sheet, but is reported as a component of the equity investment, was $46.1 million as of December 31, 2016.

OTHER INTANGIBLE ASSETS

OTHER INTANGIBLE ASSETS:  Identifiable intangible assets relate primarily to customer relationships, databases, channel relationships, covenants-not-to-compete, trade names and trade associations resulting from acquisitions. These identifiable intangible assets are amortized using the straight-line method over periods not exceeding the estimated useful lives, which range from three to ten years. Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with GAAP. Amortization expenses are charged to selling, general and administrative expenses in the Company's Consolidated Statements of Income.

FAIR VALUES OF FINANCIAL INSTRUMENTS

FAIR VALUES OF FINANCIAL INSTRUMENTS:  The Company uses financial instruments in the normal course of its business. The carrying values of cash equivalents, accounts receivable, accounts payable, accrued salaries and employee benefits, and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities. The fair value of the Company's long-term debt and obligations under capital leases is not significantly different from its carrying value.

Investments in equity method investments are accounted for using the equity method of accounting and pertain to privately held companies. The Company believes the fair values of its investments in equity method investments exceed their respective carrying values.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS:  The Company reviews long-lived assets, such as property and equipment and intangibles subject to amortization, including contract acquisition costs and certain computer software, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If upon a triggering event the Company determines that the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

TRANSACTION PROCESSING PROVISIONS

TRANSACTION PROCESSING PROVISIONS:  The Company has recorded an accrual for contract contingencies (performance penalties) and processing errors. A significant number of the Company's contracts with large clients contain service level agreements which can result in TSYS incurring performance penalties if contractually required service levels are not met. When providing for these accruals, the Company takes into consideration such factors as the prior history of performance penalties and processing errors incurred, actual contractual penalties inherent in the Company's contracts, progress towards milestones and known processing errors not covered by insurance. As of December 31, 2016, the Company had transaction processing provisions of $2.9 million. These accruals are included in other current liabilities in the accompanying Consolidated Balance Sheets. Increases and decreases in transaction processing provisions are charged to cost of services in the Company's Consolidated Statements of Income, and payments or credits for performance penalties and processing errors are charged against the accrual.

PROVISION FOR CARDHOLDER LOSSES

PROVISION FOR CARDHOLDER LOSSES: The Company is exposed to losses due to cardholder fraud, payment defaults and other forms of cardholder activity as well as losses due to non-performance of third parties who receive cardholder funds for transmittal to the Issuing Banks (banks that issue Mastercard International or Visa USA, Inc. branded cards to customers). The Company establishes a reserve for the losses it estimates will arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to non-delivery of goods and services. These reserves are established based upon historical loss and recovery rates and cardholder activity for which specific losses can be identified. The provision for cardholder losses was approximately $10.5 million as of December 31, 2016. The charges to provisions for cardholder losses are included in cost of services in the Consolidated Statements of Income and other current liabilities in the Consolidated Balance Sheets. The Company regularly updates its reserve estimate as new facts become known and events occur that may impact the settlement or recovery of losses.

PROVISION FOR MERCHANT LOSSES

PROVISION FOR MERCHANT LOSSES:  The Company has potential liability for losses resulting from disputes between a cardholder and a merchant that arise as a result of, among other things, the cardholder's dissatisfaction with merchandise quality or merchant services. Such disputes may not be resolved in the merchant's favor. In these cases, the transaction is "charged back" to the merchant, which means the purchase price is refunded to the customer by the card-issuing bank and charged to the merchant. If the merchant is unable to fund the refund, TSYS must do so. TSYS also bears the risk of reject losses arising from the fact that TSYS collects fees from its merchants after the monthly billing period. If the merchant has gone out of business during such period, TSYS may be unable to collect such fees. TSYS maintains cash deposits or requires the pledge of a letter of credit from certain merchants, generally those with higher average transaction size where the card is not present when the charge is made or the product or service is delivered after the charge is made, in order to offset potential contingent liabilities such as chargebacks and reject losses that would arise if the merchant went out of business. Most chargeback and reject losses are charged to cost of services as they are incurred. However, the Company also maintains a provision against losses, including major fraud losses, which are both less predictable and involve larger amounts. The loss provision was established using historical loss rates, applied to recent bankcard processing volume. As of December 31, 2016, the Company had a merchant loss provision in the amount of $2.0 million.

REDEEMABLE NONCONTROLLING INTEREST

REDEEMABLE NONCONTROLLING INTEREST: In connection with the acquisition of Central Payment Co., LLC (CPAY), the Company is party to call and put arrangements with respect to the membership units that represent the remaining noncontrolling interest of CPAY. The call arrangement is exercisable by TSYS and the put arrangement is exercisable by the seller. The put arrangement is outside the control of the Company by requiring the Company to purchase the seller’s entire equity interest in CPAY at a put price at fair value. The put arrangement is recorded on the balance sheet and is classified as redeemable noncontrolling interest outside of permanent equity.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION:  The Company maintains several different foreign operations whose functional currency is their local currency. Foreign currency financial statements of the Company's Mexican and Chinese equity investments, the Company's wholly owned subsidiaries and the Company's majority owned subsidiaries, as well as the Company's division and branches in the United Kingdom and China, are translated into U.S. dollars at current exchange rates, except for revenues, costs and expenses, and net income which are translated at the average exchange rates for each reporting period. Net gains or losses resulting from the currency translation of assets and liabilities of the Company's foreign operations, net of tax when applicable, are accumulated in a separate section of shareholders' equity titled accumulated other comprehensive income (loss). Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

TREASURY STOCK

TREASURY STOCK:  The Company uses the cost method when it purchases its own common stock as treasury shares or issues treasury stock upon option exercises and displays treasury stock as a reduction of shareholders' equity.

REVENUE RECOGNITION

REVENUE RECOGNITION:   Revenue is recognized when it is realized or realizable and earned, which is deemed to occur when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been performed; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured. The Company accrues for rights of refund, processing errors or penalties, or other related allowances based on historical experience.

The Company's Issuer Solutions revenues are derived from long-term processing contracts with financial and nonfinancial institutions and are generally recognized as the services are performed. Payment processing services revenues are generated primarily from charges based on the number of accounts on file, transactions and authorizations processed, statements mailed, cards embossed and mailed and other processing services for cardholder accounts on file. Most of these contracts have prescribed annual revenue minimums, penalties for early termination, and service level agreements which may impact contractual fees if certain service levels are not achieved.

Revenue is recognized as the services are performed, primarily on a per unit basis. Processing contracts generally range from three to ten years in length. When providing payment processing services, the Company frequently enters into customer arrangements to provide multiple services that may also include conversion or implementation services, business process outsourcing services such as call center services, web-based services, and other payment processing-related services.  Revenue for these services is generally recognized as they are performed on a per unit basis each month or ratably over the term of the contract.

The Company’s Merchant Solutions revenues are partially derived from relationships with thousands of individual merchants.  Additionally, part of the revenues are derived from long-term processing contracts with large financial institutions, other merchant acquirers and merchant organizations which generally range from three to eight years and provide for penalties for early termination. Merchant services revenue is generated primarily from processing all payment forms including credit, debit and electronic benefits transfer for merchants of all sizes across a wide array of retail market segments. The products and services offered include authorization and capture of electronic transactions, clearing and settlement of electronic transactions, information reporting services related to electronic transactions, merchant billing services, and point-of-sale terminal services. Revenue is recognized for merchant services as those services are performed, primarily measured on a per unit basis. When providing merchant processing services, the Company frequently enters into customer arrangements to provide multiple services that may also include conversion or implementation services, business process outsourcing services such as call center services, terminal services, and other merchant processing-related services.  Revenue for these services is generally recognized as they are performed on a per unit basis each month or ratably over the term of the contract. Revenues on point-of-sale terminal equipment are recognized upon the transfer of ownership and shipment of product.

With the acquisition of TransFirst Holdings Corp. (TransFirst) on April 1, 2016, TSYS included TransFirst’s results as part of the Merchant Solutions segment. TransFirst’s revenues are reported gross, which includes amounts paid for interchange and assessments, as TransFirst is the principal in the contractual relationship with its customers. Expenses covering interchange and assessment fees are included in TransFirst’s cost of services and are directly attributable to processing fee revenues and are recognized in the same period as the related revenue.

When a sale involves multiple deliverables, revenue recognition is affected by the determination of the number of deliverables in an arrangement, whether those deliverables may be separated into multiple units of accounting, and the standalone selling price of each unit of accounting which affects the amount of revenue allocated to each unit. Pursuant to Accounting Standards Codification (ASC) 605, the Company uses vendor-specific objective evidence of the standalone selling price (VSOE) of its services when it exists to determine the amount of revenue to allocate to each unit of accounting. The Company establishes VSOE using the price charged when the same service is sold separately (on a standalone basis). In certain situations, the Company does not have sufficient VSOE. In these situations, TSYS considers whether sufficient third party evidence (TPE) of standalone selling price exists for the Company’s services. However, the Company typically is not able to determine TPE and has not used this measure of selling price due to the unique and proprietary nature of some of its services and the inability to reliably verify relevant standalone third party prices. When there is insufficient evidence of VSOE and TPE, the Company has made its best estimate of the standalone selling price (ESP) of that service for purposes of allocating revenue to each unit of accounting. When determining ESP, TSYS uses limited standalone sales data that do not meet the Company’s criteria to establish VSOE, management pricing strategies, residual selling price data when VSOE exists for a group of elements, the cost of providing the services and the related margin objectives. Consideration is also given to geographies in which the services are sold or delivered, customer classifications, and market conditions including competitor pricing strategies and benchmarking studies. Revenue is recognized when the revenue recognition criteria for each unit of accounting have been met.

As business and service offerings change in the future, the determination of the number of deliverables in an arrangement and related units of accounting and the future pricing practices may result in changes in the estimates of VSOE and ESP, which may change the ratio of fees allocated to each service or unit of accounting in a given customer arrangement. There were no material changes or impact to revenue for current contractual arrangements during the years ended December 31, 2016, 2015 and 2014 due to any changes in the determination of the number of deliverables in an arrangement, units of accounting, or estimates of VSOE or ESP.

In many situations, the Company enters into arrangements with customers to provide conversion or implementation services in addition to processing services where the conversion or implementation services do not have standalone value. For these arrangements, conversion or implementation services that do not have standalone value, are recognized over the expected customer relationship (contract term) as the related processing services are performed.

The Company’s other services generally have standalone value and constitute separate units of accounting for revenue recognition purposes. Customer arrangements entered into prior to 2011 (prior to the adoption of Accounting Standards Update (ASU) 2009-13 “Multiple-Deliverable Revenue Arrangements,” an update to ASC Topic 605 “Revenue Recognition,” and formerly known as EITF 08-1, “Revenue Arrangements with Multiple Deliverables”) often included services for which sufficient objective and reliable evidence of fair value did not exist. In these situations, the deliverables were combined and recognized as a single unit of accounting based on the proportional performance for the combined unit. For pre-2011 arrangements that have not expired, have not been materially modified or amended, or terminated, the Company continues to recognize revenue in accordance with these policies in the accompanying financial statements. Beginning in 2011, services in new or materially modified arrangements of this nature were divided into separate units of accounting and revenue is now allocated to each unit of accounting based on the relative selling price method as disclosed above. As the services in the pre-2011 arrangements are generally delivered over the same term with consistent patterns of performance, there is no material difference in the timing or pattern of revenue recognition for each group of arrangements (pre-2011 arrangements and those new or materially modified thereafter).

The Company’s multiple element arrangements may include one or more elements that are subject to other topics including software revenue recognition and leasing guidance. The consideration for these multiple element arrangements is allocated to each group of deliverables – those subject to ASC 605-25 and those subject to other topics based on the revised guidance in ASU 2009-13. Arrangement revenue for each group of deliverables is then further separated, allocated, and recognized based on applicable guidance.

The Company’s Netspend revenues principally consist of a portion of the service fees and interchange revenues received by the Issuing Banks in connection with the programs Netspend manages. Revenue is recognized when there is persuasive evidence of an arrangement, the relevant services have been rendered, the price is fixed or determinable and collectability is reasonably assured.

Cardholders are charged fees in connection with Netspend’s products and services as follows:

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Transactions - Cardholders are typically charged a fee for each PIN and signature-based purchase transaction made using their GPR cards, unless the cardholder is on a monthly or annual service plan, in which case the cardholder is instead charged a monthly or annual subscription fee, as applicable. Cardholders are also charged fees for ATM withdrawals and other transactions conducted at ATMs.

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Customer Service and Maintenance - Cardholders are typically charged fees for balance inquiries made through Netspend’s call centers. Cardholders are also charged a monthly maintenance fee after a specified period of inactivity.

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Additional Products and Services - Cardholders are charged fees associated with additional products and services offered in connection with certain GPR cards, including the use of overdraft features, a variety of bill payment options, custom card designs and card-to-card transfers of funds initiated through the call centers.

•	Other - Cardholders are charged fees in connection with the acquisition and reloading of the GPR cards at retailers and the Company receives a portion of these amounts in some cases.

Revenue resulting from the service fees charged to the cardholders described above is recognized when the fees are charged because the earnings process is substantially complete, except for revenue resulting from the initial activation of cards and annual subscription fees. Revenue resulting from the initial activation of cards is recognized ratably, net of commissions paid to distributors, over the average account life, which is approximately six months for GPR cards. Revenue resulting from annual subscription fees is recognized ratably over the annual period to which the fees relate.

Revenues also include fees charged in connection with program management and processing services the Company provides for private-label programs. Revenue resulting from these fees is recognized when the Company has fulfilled its obligations under the underlying service agreements.

Netspend derives revenue from a portion of the interchange fees remitted by merchants when cardholders make purchases using their GPR cards. Subject to applicable law, interchange fees are fixed by the card associations and network organizations (Networks). Interchange revenue is recognized net of sponsorship, licensing and processing fees charged by the Networks for services they provide in processing purchase transactions routed through them. Interchange revenue is recognized during the period that the purchase transactions occur. Also included in interchange revenue are fees earned from branding agreements with the Networks.

In regards to taxes assessed by a governmental authority imposed directly on a revenue producing transaction, the Company reports its revenues on a net basis.

REIMBURSABLE ITEMS

REIMBURSABLE ITEMS:  Reimbursable items consist of out-of-pocket expenses which are reimbursed by the Company's clients. These expenses consist primarily of postage, access fees and third party software.

INTERCHANGE AND ASSESSMENTS

INTERCHANGE AND ASSESSMENTS:  Interchange and assessment fees are charged by the card associations or payment networks. Depending upon the transaction type, the fees are a percentage of the transaction’s dollar value, a fixed amount, or a combination of the two methods.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION:  GAAP establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity's equity instruments or that may be settled by the issuance of those equity instruments. A public entity must measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award.

The Company estimates forfeitures when recognizing compensation cost. The estimate of forfeitures will be adjusted by the Company as actual forfeitures differ from its estimates, resulting in compensation cost only for those awards that actually vest. The effect of the change in estimated forfeitures is recognized as compensation costs in the period the change in estimate occurred. In estimating its forfeiture rate, the Company stratified its data based upon historical experience to determine separate forfeiture rates for the different award grants. The Company currently estimates a forfeiture rate for existing stock option grants to TSYS non-executive employees, and other TSYS share-based awards. Currently, TSYS estimates a forfeiture rate in the range of 0% for executive level employees and up to 8% for other employees.

The Company has issued its vested awards to directors and nonvested awards to certain employees. The market value of the common stock at the date of issuance is recognized as compensation expense immediately for vested awards and over the vesting period of the nonvested awards. For nonvested award grants that have pro rata vesting, the Company recognizes compensation expense using the straight-line method over the vesting period of the award.

LEASES

LEASES:  The Company is obligated under noncancelable leases for computer equipment, software and facilities. As these leases expire, they will be evaluated and renewed or replaced by similar leases based on need. A lease is an agreement conveying the right to use specified property, software or equipment (land and/or depreciable assets) usually for a stated period of time. For purposes of applying the accounting and reporting standards, leases are classified from the standpoint of the lessee as capital or operating leases.

Rental payments on operating leases are charged to expense over the lease term. If rental payments are not made on a straight-line basis, rental expense nevertheless shall be recognized on a straight-line basis unless another systematic and rational basis is more representative of the time pattern in which use benefit is derived from the leased property, in which case that basis shall be used.

Certain of the Company's operating leases are for office space. The Company will make various alterations (leasehold improvements) to the office space and capitalize these costs as part of property and equipment. Leasehold improvements are amortized on a straight-line basis over the useful life of the improvement or the term of the lease, whichever is shorter.

ADVERTISING

ADVERTISING:  Advertising costs are expensed as incurred or the first time the advertising takes place except for direct-response advertising and television advertising production costs. Direct-response advertising consists of commission paid to affiliate marketers for the new funded customer accounts generated by them. Direct-response advertising costs are capitalized and amortized over the average life of the new accounts, which is approximately one year. Television advertising production costs consist of the costs of developing and filming television ads. Television advertising production costs are capitalized when the production services are received and expensed in the period when the advertising first takes place. Advertising expense for 2016, 2015 and 2014 was $11.5 million, $9.6 million and $5.7 million, respectively.

INCOME TAXES

INCOME TAXES:  Income taxes reflected in TSYS' consolidated financial statements are computed based on the taxable income of TSYS and its affiliated subsidiaries. A consolidated U.S. federal income tax return is filed for TSYS and its majority- owned U.S. subsidiaries. Additionally, income tax returns are also filed in states where TSYS and its subsidiaries have filing obligations and in foreign jurisdictions where TSYS has a foreign affiliate.

The Company accounts for income taxes in accordance with the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Reserves against the carrying value of a deferred tax asset are established when necessary to reflect the decreased likelihood of realization of a deferred asset in the future. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax provisions require the use of management judgments, which are subject to challenge by various taxing authorities. Contingency reserves are periodically established where the amount of the contingency can be reasonably determined and is likely to occur. Reductions in contingency reserves are recognized when tax disputes are settled or examination periods lapse.

Significant estimates used in accounting for income taxes relate to the determination of taxable income, the determination of temporary differences between book and tax basis, as well as estimates on the realizability of tax credits and net operating losses.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income.

NONCONTROLLING INTEREST

NONCONTROLLING INTEREST:  Noncontrolling interests in earnings of subsidiaries represents the minority shareholders' share of the net income or loss of TSYS Managed Services EMEA Limited (EMEA) and CPAY. The noncontrolling interests in the Consolidated Balance Sheet reflects the original investment by these shareholders in EMEA and CPAY, their proportional share of the earnings or losses and their proportional share of net gains or losses resulting from the currency translation of assets and liabilities of EMEA and CPAY. In March 2016, the Company acquired the remaining interest in EMEA. Refer to Note 23 for more information on acquisitions.

EARNINGS PER SHARE

EARNINGS PER SHARE:   Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are "participating securities" as defined by GAAP, and therefore should be included in EPS using the two-class method.

The two-class method is an earnings allocation method for computing EPS when an entity's capital structure includes two or more classes of common stock or common stock and participating securities. It determines EPS based on dividends declared on common stock and participating securities and participation rights of participating securities in any undistributed earnings.

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted EPS is calculated to reflect the potential dilution that would occur if stock options or other contracts to issue common stock were exercised. Diluted EPS is calculated by dividing net income by weighted average common and common equivalent shares outstanding. Common equivalent shares are calculated using the treasury stock method.

RECLASSIFICATIONS

RECLASSIFICATIONS:  Certain reclassifications have been made to the 2015 and 2014 financial statements to conform to the presentation adopted in 2016. The most significant changes include the reclass of debt issuance costs from assets to contra-liability accounts offsetting the associated debt and the reclassification of deferred income tax assets and liabilities from current to noncurrent in connection with the adoption of new accounting standards.

Recent Revenue Recognition Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The Company adopted the following Accounting Standards Updates (ASUs) on January 1, 2016:

ASU 2015-17 “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” requires the classification of all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. Also, companies will no longer allocate valuation allowances between current and noncurrent deferred tax assets because those allowances also will be classified as noncurrent. The Company early adopted this ASU resulting in $24.7 million of current net deferred tax assets as of December 31, 2015 being moved to noncurrent. The guidance was applied retrospectively. The adoption of this ASU did not have a material impact on the Company’s results of operations or cash flows.

ASU 2015-16 “Business Combinations (Topic 805): Simplifying the Accounting for Measurement Period Adjustments” eliminates the requirement for an acquirer to retrospectively adjust the financial statements for measurement-period adjustments that occur in periods after a business combination is consummated. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

ASU 2015-15 “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting” and  ASU 2015-03 “Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs” require entities to present debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability, consistent with debt discounts, and allow entities to defer and present debt issuance costs associated with a line-of-credit as an asset and subsequently amortize deferred debt issuance costs ratably over the term of a line-of-credit arrangement. The guidance was applied retrospectively. The adoption of this guidance resulted in $6.4 million of debt issuance costs as of December 31, 2015 being moved from noncurrent assets on the Company’s balance sheet to liabilities that offset both the current and noncurrent portions of the debt which these costs are associated as of December 31, 2016. The Company continues to include debt issuance costs associated with a line-of-credit in its noncurrent assets. The adoption of this guidance did not have a material impact on the Company’s results of operations or cash flows.

ASU 2015-05 “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement” provides guidance about whether a cloud computing arrangement includes a software license or a service agreement. The Company adopted this ASU on a prospective basis. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

ASU 2015-01 “Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items” eliminates from GAAP the concept of extraordinary items. The adoption of this ASU did not have a material impact on the financial position, results of operations or cash flows of the Company.

Recent Accounting Pronouncements

In December 2016, the FASB issued ASU 2016-19 “Technical Corrections,” which represent changes to clarify, correct errors or make minor improvements to the ASC. Most of the amendments in this Update do not require transition guidance and are effective upon issuance of this Update. Six amendments in this Update clarify guidance or correct references in the ASC that could potentially result in changes in current practice because of either misapplication or misunderstanding of current guidance. Early adoption is permitted for the amendments that require transition guidance. The Company will be impacted by the amendment to Subtopic 350-40, Intangibles - Goodwill and Other - Internal-Use Software, which adds a reference to guidance to use when accounting for internal-use software licensed from third parties that is within the scope of Subtopic 350-40. The transition guidance for that amendment is the same as the transition guidance in ASU 2015-05, “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement,” to which the amendment relates. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The ASU is effective for the Company on January 1, 2018. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU 2016-09 “Improvements to Employee Share‑Based Payment Accounting,” which simplifies several aspects of the accounting for employee share‑based payment transactions, including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows. The ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The adoption of this ASU will result in excess tax benefits and deficiencies associated with share-based payments being recorded on the income statement at the time they are deducted on the income tax return instead of being recorded in additional paid-in capital. The excess tax benefits are recorded along with other income tax cash flows as an operating activity in the statement of cash flows. The Company will adopt this ASU on January 1, 2017. The Company has reviewed this standard, noting adoption of the standard will result in a benefit to the income tax provision and an immaterial dilutive effect on diluted EPS.

In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842).” ASU 2016-02 introduces a lessee model that brings most leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the FASB’s new revenue recognition standard. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than twelve months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The new guidance will be effective for the Company on January 1, 2019 with early adoption permitted. The Company expects to adopt the new standard on its effective date.The Company expects the standard will have a material effect on the its financial statements.  At December 31, 2016, the Company had approximately $472.8 million of operating leases that would be recorded on the balance sheet if the standard was already effective. The Company has not determined the remaining effect on its ongoing financial reporting for adoption of this ASU. The Company expects to elect all of the available practical expedients on adoption.

Recent Revenue Recognition Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers,” which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective.

The FASB has issued several additional ASUs since this time that add additional clarification to certain issues existing after the original ASU was released. All of the new standards are effective for the Company on January 1, 2018, with early adoption permitted no sooner than January 1, 2017. The standards permit the use of either the retrospective or cumulative effect transition method. The Company has not determined the effect on its ongoing financial reporting for adoption of these ASUs.

The Company is reviewing the requirements of the new revenue standard, and amendments described below, while following activities of the FASB and the American Institute of Certified Public Accountants (AICPA) for certain interpretive guidance applicable to IT outsourcers and payment processors. The Company is evaluating customer contracts under the new standard for each type of significant revenue stream (and related costs) identified to evaluate differences from current accounting. TSYS plans to adopt ASU 2014-09, as well as all other clarifications and technical guidance issued by the FASB and AICPA related to this new revenue standard, on January 1, 2018 using the modified retrospective transition method. Such adoption method may result in an adjustment to the opening balance of retained earnings (or other appropriate components of net assets in the statement of financial position) for the cumulative effect, if any, of applying the standard to contracts that are not completed on January 1, 2018. Under the modified retrospective transition method, the Company is required to disclose the impact of changes to financial statement line items due to the application of the new revenue standard, including an explanation of the reasons for any significant changes.

The new standard could change the amount and timing of revenue and costs for certain significant revenue streams, increase areas of judgment and related internal controls requirements, change the presentation of revenue for certain contract arrangements and possibly require changes to the Company’s software systems to assist in both internally capturing accounting differences and externally reporting such differences through enhanced disclosure requirements.

In March 2016, the FASB issued ASU 2016-08 “Revenue from Contracts with Customers (Topic  606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net),"  which improves the operability and understandability of the implementation guidance on principal versus agent considerations by providing indicators as to which party controls the good or service provided to a customer (the principal).

In April 2016, the FASB issued ASU 2016-10 “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing,” which clarifies two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas.

In May 2016, the FASB issued ASU 2016-12 “Revenue from Contracts with Customers (Topic 606): Narrow Scope Improvements and Practical Expedients,” which affects only the following narrow aspects of Topic 606: Assessing the Collectability Criterion; Presentation of Sales and Other Taxes Collected from Customers; Noncash Consideration; Contract Modification at Transition; Completed Contracts at Transition; and Technical Correction.

In December 2016, the FASB issued ASU 2016-20 “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” which affects only the following narrow aspects of Topic 606: Disclosure of Remaining Performance Obligations as it relates to entities such as processors which may not be required to estimate revenue under ASU 2014-09 due to direct allocation of variable consideration; Disclosure of Prior - Period Performance Obligations; Loan Guarantee Fees; Contract Costs - Impairment Testing; Contract Costs - Interaction of Impairment Testing with Guidance in Other Topics; Provisions for Losses on Construction - Type and Production Type Contracts; Contracts within the scope of Topic 944 (insurance)are excluded from the scope of Topic 606; Contract Modifications; Contract Asset versus Receivable; Refund Liability; Advertising Costs; Fixed - Odds Wagering Contracts in the Casino Industry.